Note Employee benefits (Changes in level 3 assets measured at fair value) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	$ 697,129
Fair value of plan assets at end of year	767,539	$ 697,129
Level 3
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	3,555	2,093
Actual return on plan assets	0	0
Purchases, sales, issuance, settlements, paydowns and maturities (net)	1,203	1,462
Fair value of plan assets at end of year	$ 4,758	$ 3,555